FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Hierarchy	September 30, 2017	December 31, 2016
Assets:
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)	Level I	$65,801	$100,139
Investment securities pledged as collateral	Level I	1,652,917	1,483,030
Prepaid forward contracts	Level II	54,578	10,956
Liabilities:
Prepaid forward contracts	Level II	107,066	13,158
Put/Call Options	Level II	48,326	—
Interest rate swap contracts	Level II	69,271	78,823
Contingent consideration related to 2017 acquisition	Level III	30,000	—

	At December 31, 2016 (Successor)
	Level I	Level II	Level III	Total
Assets:
Money market funds	$100,139	$—	$—	$100,139
Investment securities pledged as collateral	1,483,030	—	—	1,483,030
Prepaid forward contracts	—	10,956	—	10,956
Liabilities:
Prepaid forward contracts	—	13,158	—	13,158
Interest rate swap contracts		78,823		78,823

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$—	$—	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	4,123,792	4,167,500	2,631,887	2,675,256
Collateralized indebtedness	Level II	1,314,788	1,286,557	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,290,748	2,460,675	2,289,494	2,416,375
Senior notes and debentures	Level II	6,412,789	7,421,261	6,732,816	7,731,150
Notes payable	Level II	76,442	72,802	13,726	13,260
Cablevision senior notes:	Level II	1,817,536	1,998,340	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	1,253,110	1,261,838	812,903	815,000
Senior secured notes	Level II	2,569,559	2,745,750	2,566,802	2,689,750
Senior notes	Level II	2,762,543	3,036,850	3,176,131	3,517,275
Notes payable	Level II	3,083	3,083	—	—
		$22,624,390	$24,454,656	$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts.

		December 31, 2016
	Fair Value Hierarchy	Carrying Amount(a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	2,631,887	2,675,256
Collateralized indebtedness(b)	Level II	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,289,494	2,416,375
Senior notes and debentures(c)	Level II	6,732,816	7,731,150
Notes payable	Level II	13,726	13,260
Cablevision senior notes(d)	Level II	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	812,903	815,000
Senior Secured Notes	Level II	1,079,869	1,152,250
Senior Notes	Level II	4,663,064	5,054,775

		$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts.
(b)	The total carrying value of the collateralized debt was reduced by $9,142 to reflect its fair value on the Cablevision Acquisition Date.
(c)

The total carrying value of the senior notes and debentures assumed in connection with the Cablevision Acquisition was reduced by $39,713 to reflect the fair value of the notes on the Cablevision Acquisition Date.

(d)

The total carrying value of the senior notes and debentures assumed in connection with the Cablevision Acquisition was reduced by $13,075 to reflect the fair value of the notes on the Cablevision Acquisition Date.

Cablevision Systems Corporation And Subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	At December 31, 2015
	Level I	Level II	Level III	Total
Assets:
Money market funds	$922,765	$—	$—	$922,765
Investment securities	130	—	—	130
Investment securities pledged as collateral	1,211,982	—	—	1,211,982
Prepaid forward contracts	—	82,408	—	82,408
Liabilities:
Prepaid forward contracts	—	2,706	—	2,706

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

		December 31, 2015
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	Level II	$2,514,454	$2,525,654
Collateralized indebtedness	Level II	1,191,324	1,176,396
Senior notes and debentures	Level II	5,801,011	5,756,608
Notes payable	Level II	14,544	14,483

Total debt instruments		$9,521,333	$9,473,141